Document and Entity Information	Oct. 28, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2022
Entity Registrant Name	SeaStar Medical Holding Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39927
Entity Tax Identification Number	85-3681132
Entity Address, Address Line One	3513 Brighton Blvd
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80216
City Area Code	844
Local Phone Number	427-8100
Entity Information, Former Legal or Registered Name	LMF Acquisition Opportunities, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001831868
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1200 West Platt Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33611
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ICU
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	ICUCW
Security Exchange Name	NASDAQ